Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2019, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, including the royalties and minimum marketing expenditure commitment for the games licensed by Blizzard, as well as other commitments related to office machines and services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for	Office Machines
	Service Fee	Capital	Licensed Content	and Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2020	210,343	467,344	2,057,962	135,903	2,871,552
2021	368,206	578,011	2,166,368	29,304	3,141,889
2022	218,863	217,001	1,707,765	17,886	2,161,515
2023	77,616	209,284	1,311,465	17,619	1,615,984
Beyond 2023	52,848	1,000	849,159	—	903,007
	927,876	1,472,640	8,092,719	200,712	10,693,947